Document and Entity Information	Sep. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001786352
Document Type	8-K
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	Bill.com Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39149
Entity Tax Identification Number	83-2661725
Entity Address, Address Line One	6220 America Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	(650)
Local Phone Number	621-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	BILL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false